Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2014
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
NOTE 11: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
Time charter, voyage and port terminal expenses for the years ended December 31, 2014, 2013 and 2012 were as follows:
	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2014	2013	2012
Fuel	$27,185	$24,104	$21,907
Time charter	2,468	1,286	3,587
Ports payroll and related costs	5,305	4,974	4,289
Docking expenses	2,819	2,166	2,720
Maritime and regulatory fees	1,156	1,175	965
Towing expenses	2,353	2,379	2,452
Other expenses	6,367	6,344	5,856
Total	$47,653	$42,428	$41,776